Note 17 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2013	2014
Accrued bonus	$3,687,135	$3,612,689
Accrued professional service fees	676,758	760,780
Withholding individual income tax-option exercise	61,683	61,683
Value added taxes and other taxes payable	915,601	945,471
Accrued raw data cost	565,747	762,492
Accrued bandwidth cost	68,168	127,650
Accrued welfare benefits	117,392	72,160
Acquisition consideration payable	2,221,680	-
Amount payable related to business restructure (Note 4)	-	360,520
Accrued sales service fees	213,314	491,981
Others	1,168,984	1,642,308
	$9,696,462	$8,837,734